January 6, 2009

Dreyfus Manager Funds I
(formerly, Dreyfus Premier Manager Funds I)
-Dreyfus S&P STARS Fund
(formerly, Dreyfus Premier S&P STARS Fund)

Supplement to Prospectus dated August 1, 2008

The following information supplements and supersedes any contrary information contained in the section of the fund’s Prospectus entitled “Management-Investment adviser”:

     Effective January 6, 2009, Fred A. Kuehndorf serves as the fund’s sole primary portfolio manager.

January 6, 2009

Dreyfus Manager Funds I
(formerly, Dreyfus Premier Manager Funds I)
-Dreyfus S&P STARS Fund
(formerly, Dreyfus Premier S&P STARS Fund)

Supplement to Statement of Additional Information (the “SAI”)
dated August 1, 2008

The following information supplements and supersedes any contrary information contained in the section of the Fund’s SAI entitled “Management Arrangements”:

     Effective January 6, 2009, Fred A. Kuehndorf serves as the Fund’s sole primary portfolio manager.